UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2008


                            USAA EMERGING MARKETS FUND



[LOGO OF USAA]
   USAA(R)

                         [GRAPHIC OF USAA EMERGING MARKETS FUND]

 ===========================================

     SEMIANNUAL REPORT
     USAA EMERGING MARKETS FUND
     FUND SHARES o INSTITUTIONAL SHARES
     NOVEMBER 30, 2008

 ===========================================

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

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FUND OBJECTIVE

CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Invests at least 80% of the Fund's assets in equity securities of emerging market companies.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  16

   Notes to Portfolio of Investments                                         30

   Financial Statements                                                      32

   Notes to Financial Statements                                             35

EXPENSE EXAMPLE                                                              52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"FOR THOSE WHO HAVE THE TIME TO WAIT AND
THE ABILITY TO SLEEP AT NIGHT, PATIENCE MAY      [PHOTO OF CHRISTOPHER W. CLAUS]
BE THE MOST PRUDENT LONG-TERM STRATEGY."

--------------------------------------------------------------------------------

DECEMBER 2008

Well, it's official. The U.S. economy has been in a recession since December 2007, according to the National Bureau of Economic Research. The news is not likely to surprise those who have been looking at their investment statements and 401(k) balances. What's more, the recession appears to have gone global. Now that Europe, Japan, and Canada have acknowledged their own recessions, the first worldwide recession of the 21st century seems to be under way.

Does this mean we will experience a new Great Depression? Media hype notwithstanding, I do not think so. Although unemployment rose to 6.7% in November 2008 and could climb to 8% by mid-2009, according to some analysts, it's still a far cry from the 25% unemployment rate of the Depression. Furthermore, the U.S. government has been able to intervene in support of the financial system. In 1930, it had been powerless to prevent an enormous bank failure. The result was a massive loss of confidence in the banking system and a panic in which about 4,000 commercial banks failed. Subsequently, the Federal Reserve Board was given new powers and has been using them to work with other central banks, global governments, regulators, and financial institutions to address key issues, such as liquidity, the availability of capital, and market confidence. This time, progress, albeit slow, already has been made.

Nevertheless, I believe the current recession will be longer and more severe than average. It took time for global institutions to accumulate their inventories of risky assets and for U.S. consumers to build up debt, so it naturally follows that they'll need time to set things right. Meanwhile, investors are reeling from the day-to-day volatility -- unprecedented in

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2  | USAA EMERGING MARKETS FUND

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most of our lifetimes -- in the global financial markets. The bad news: So long as fear and market sentiment continue to drive investment decision-making, that volatility will more than likely persist.

The good news: Better days lie ahead. Financial markets tend to overreact on both the upside and downside. At the time of this writing, forced selling, portfolio liquidations, margin calls, and investor redemptions have pushed down the value of most asset classes. Investors seem to be in the process of capitulation and are selling whatever they perceive as risky. In my opinion, all existing asset bubbles -- with the exception of U.S. Treasuries -- have been popped, and fundamental valuations are being overlooked. Although it will take time, investment returns eventually should improve.

For those who have the time to wait and the ability to sleep at night, patience may be the most prudent long-term strategy. In the meantime and at no charge, our team of skilled professionals can help you revisit your investment plan to ensure it still suits your goals, risk tolerance, and time horizon. They also can arrange for you to invest fixed amounts at regular intervals. The end of a recession tends to create a new set of investment opportunities, but only the people who are invested will reap the potential benefits.

No one can predict when the financial markets will begin to rebound, but USAA will continue providing you with what we consider an outstanding value -- some of the industry's top investment talent, first-class service, and pure no-load mutual funds.

From all of us here, thank you for the opportunity to serve your investment needs. We appreciate your trust and faith in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

The Boston Company Asset Management,     Batterymarch Financial Management, Inc.
LLC
                                               DAVID LAZENBY, CFA
    KIRK HENRY, CFA                            TODD JABLONSKI, CFA
    CAROLYN KEDERSHA, CFA, CPA
    WARREN SKILLMAN

--------------------------------------------------------------------------------

o HOW DID THE FUND PERFORM?

  For the six-month period ended November 30, 2008, the USAA Emerging Markets Fund Shares had a total return of -55.41%. This compares to returns of -56.60% for the Lipper Emerging Markets Funds Index and -55.83% for the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

  The Fund has two subadvisers: The Boston Company Asset Management, LLC (The Boston Company) and Batterymarch Financial Management, Inc. (Batterymarch).

o IN THE BOSTON COMPANY'S VIEW, WHY DID EMERGING MARKETS FALL SO FAR, SO FAST DURING THE REPORTING PERIOD?

  In the early stages of the current bear market, emerging markets were keeping up with developed markets based on better fundamentals in terms of economic growth, corporate earnings, and government finances. Several things happened during the reporting period,

  Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

  Refer to pages 10 and 13 for benchmark definitions.

  Past performance is no guarantee of future results.

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4  | USAA EMERGING MARKETS FUND

================================================================================

  however. Concerns about recession in developed markets hurt exporting companies, which are a big component of the MSCI Emerging Markets Index. Then, the collapse in commodity prices caused a sharp fall in another big component. Concurrently, the rush to safety in U.S. Treasuries caused many emerging market currencies to fall against the dollar, creating a negative currency translation effect on returns. Anecdotally, there also has been meaningful de-leveraging by hedge funds. Overall, emerging markets, a higher-risk asset class, suffered disproportionately as investors turned against risk.

o IN BATTERYMARCH'S OPINION, HOW DOES THIS BEAR MARKET COMPARE WITH PREVIOUS BIG DOWNTURNS IN EMERGING MARKETS?

  Previously, financial crises in which one of these markets was at the epicenter drove watershed declines in emerging markets as a whole. Examples include the devaluation of the Mexican peso in 1994, the decoupling of Thailand's baht from the dollar in 1997, and the depreciation of the Brazilian real in 1999. In the current sell-off, however, emerging markets have been followers rather than leaders. Financial institutions in emerging markets have relatively little direct exposure to current global credit problems. Government intervention in developed markets that has created guarantees for investors has been a key factor in the latter stages of the sell-off. These policies, or "backstops," have drawn money away from emerging markets, where such backstops don't exist.

o WHAT WERE THE MAJOR DRIVERS OF PERFORMANCE IN THE BOSTON COMPANY PORTION OF THE FUND?

  The portion of the Fund that The Boston Company manages significantly outperformed the MSCI Emerging Markets Index largely because of a strict value orientation. The team's view was that

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

  a portion of the large-cap index stocks were expensive on book value and earnings. Commodity-oriented markets and especially the BRICs (Brazil, Russia, India, and China) were overheated, thus this portion of the Fund generally had less exposure than the index.

o WHAT WERE THE MAJOR DRIVERS OF THE BATTERYMARCH PORTION OF THE FUND?

  The portion of the Fund that Batterymarch manages underperformed the index, and the bulk of the problems came in Russia, South Africa, and Brazil. These three big markets held up well until commodity prices peaked in July, but then fell sharply. Modest overweights in the materials sector within emerging markets accounted for virtually all of the relative underperformance.

o WHAT'S NEXT, IN BATTERYMARCH'S OPINION?

  It's likely to remain a bumpy ride until the global economy stabilizes and de-leveraging ends. While no one can foresee a bottom, there are key issues to keep in mind. First, the tremendous outperformance emerging markets enjoyed in the five years before the bull market ended in October 2007 corresponded with a significant upgrade in fundamentals, in absolute terms and relative to the developed world. While economic and earnings growth in emerging markets is sure to decline in the near term, we are confident in the capacity of these markets to outperform over time.

  A backdrop of attractively valued currencies, strong foreign currency reserve positions, newly compelling valuations, superior growth prospects, and solid balance sheets -- at the country and company levels -- leads the Batterymarch team to remain confident in the capacity of emerging markets to outperform over the long run. The Batterymarch team favors businesses related to domestic demand and those involved with infrastructure build-out, which we expect to proceed regardless of events in the global economy.

================================================================================

6  | USAA EMERGING MARKETS FUND

================================================================================

o WHAT'S THE BOSTON COMPANY'S OUTLOOK?

  The global credit crisis has created serious economic headwinds for all markets. Emerging markets reflect this reality with valuations that are touching historical lows. Certain countries will weather the storm more securely than others, supported by high foreign reserves, limited bank debt, stable currencies, and government coffers flush enough to fund public investment.

  On the negative side, external demand for goods and supply of capital via portfolio flows remains an important component of emerging market expansion. Investors have started to return to the fold, but a sustainable upward trend appears unlikely in the near term. The same could be said for exports. Weaker local currencies surely will help, but consumer de-leveraging has just begun in the developed world. On the positive side, inflation appeared to have subsided as of the date of this commentary, which will allow central banks to cut rates. This should help restore domestic demand in most emerging markets. The indiscriminate selling in emerging markets also created many opportunities for investors with a long-term view. We at The Boston Company expect markets to remain volatile leading into 2009, but are encouraged by the prospects for more rational performance following this correction.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  7

================================================================================

FUND RECOGNITION

USAA EMERGING MARKETS FUND SHARES

--------------------------------------------------------------------------------

                             LIPPER LEADER (OVERALL)

                                       [5]
                                       TAX
                                   EFFICIENCY

The Emerging Markets Fund Shares are listed as a Lipper Leader for Tax Efficiency among 207 funds within the Lipper Emerging Markets category for the overall period ended November 30, 2008. The Fund Shares received a Lipper Leader rating for Tax Efficiency among 207, 173, and 99 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of November 30, 2008. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

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8  | USAA EMERGING MARKETS FUND

================================================================================

INVESTMENT OVERVIEW

USAA EMERGING MARKETS FUND SHARES
(Ticker Symbol: USEMX)

--------------------------------------------------------------------------------
                                            11/30/08                 5/31/08
--------------------------------------------------------------------------------
Net Assets                               $263.6 Million           $622.4 Million
Net Asset Value Per Share                    $10.91                   $24.47

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/08
--------------------------------------------------------------------------------

5/31/08 to 11/30/08*               1 YEAR            5 YEARS            10 YEARS
      -55.41%                     -55.14%             5.45%               5.67%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
                                      1.52%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  MSCI EMERGING            LIPPER EMERGING                USAA EMERGING
                  MARKETS INDEX          MARKETS FUNDS INDEX           MARKETS FUND SHARES
11/30/98           $10,000.00                $10,000.00                    $10,000.00
12/31/98             9,855.08                  9,874.97                     10,013.97
01/31/99             9,696.07                  9,674.57                      9,762.57
02/28/99             9,790.39                  9,591.52                      9,692.74
03/31/99            11,080.67                 10,660.22                     10,656.42
04/30/99            12,451.58                 12,141.10                     12,136.87
05/31/99            12,379.14                 11,994.52                     11,857.54
06/30/99            13,784.07                 13,341.57                     13,128.49
07/31/99            13,409.62                 13,009.60                     12,830.79
08/31/99            13,531.62                 12,865.59                     12,633.83
09/30/99            13,073.68                 12,408.68                     12,042.94
10/31/99            13,352.06                 12,782.13                     12,310.25
11/30/99            14,549.26                 14,192.07                     13,337.27
12/31/99            16,399.64                 16,685.37                     15,264.71
01/31/00            16,497.38                 16,491.94                     14,941.12
02/29/00            16,715.27                 16,982.76                     15,447.60
03/31/00            16,796.84                 17,033.14                     15,419.46
04/30/00            15,204.62                 15,180.09                     13,449.82
05/31/00            14,576.03                 14,372.10                     12,633.83
06/30/00            15,089.47                 15,084.75                     13,309.14
07/31/00            14,313.43                 14,469.28                     12,701.99
08/31/00            14,383.80                 14,618.80                     12,870.97
09/30/00            13,127.87                 13,221.67                     11,730.33
10/31/00            12,176.06                 12,234.57                     11,026.23
11/30/00            11,111.36                 11,128.66                      9,913.75
12/31/00            11,379.73                 11,530.36                     10,392.53
01/31/01            12,946.71                 12,866.27                     11,364.19
02/28/01            11,932.97                 11,868.60                     10,392.53
03/31/01            10,760.92                 10,736.40                      9,463.12
04/30/01            11,292.64                 11,284.97                      9,899.66
05/31/01            11,427.43                 11,595.30                     10,082.73
06/30/01            11,192.86                 11,393.02                      9,941.91
07/31/01            10,485.58                 10,686.49                      9,420.87
08/31/01            10,382.15                 10,547.15                      9,082.91
09/30/01             8,775.20                  9,042.10                      7,942.26
10/31/01             9,319.78                  9,516.74                      8,336.56
11/30/01            10,292.80                 10,459.44                      8,998.41
12/31/01            11,109.79                 11,127.03                      9,790.38
01/31/02            11,486.28                 11,565.75                     10,270.72
02/28/02            11,674.98                 11,824.46                     10,595.65
03/31/02            12,378.44                 12,472.08                     11,302.03
04/30/02            12,457.58                 12,624.44                     11,316.15
05/31/02            12,259.10                 12,508.32                     11,203.13
06/30/02            11,339.39                 11,594.09                     10,369.61
07/31/02            10,476.96                 10,727.56                      9,493.70
08/31/02            10,638.39                 10,815.57                      9,606.72
09/30/02             9,490.61                  9,730.99                      8,575.41
10/31/02            10,106.43                 10,195.10                      8,886.22
11/30/02            10,802.09                 10,880.94                      9,507.83
12/31/02            10,443.18                 10,612.05                      9,295.92
01/31/03            10,397.72                 10,550.58                      9,182.90
02/28/03            10,117.08                 10,301.71                      8,928.60
03/31/03             9,830.22                  9,969.52                      8,674.30
04/30/03            10,705.81                 10,930.10                      9,507.83
05/31/03            11,474.19                 11,716.06                     10,214.21
06/30/03            12,128.15                 12,305.84                     10,708.67
07/31/03            12,887.71                 12,869.15                     11,302.03
08/31/03            13,752.73                 13,728.95                     11,881.25
09/30/03            13,853.55                 14,033.46                     12,149.68
10/31/03            15,032.45                 15,126.58                     13,067.97
11/30/03            15,217.18                 15,351.01                     13,308.14
12/31/03            16,320.37                 16,655.34                     14,226.42
01/31/04            16,899.99                 17,131.56                     14,664.38
02/29/04            17,679.58                 17,900.54                     15,300.12
03/31/04            17,906.75                 18,140.62                     15,399.01
04/30/04            16,442.74                 16,710.87                     14,452.47
05/31/04            16,224.76                 16,384.77                     14,212.30
06/30/04            16,192.53                 16,468.90                     14,395.96
07/31/04            15,906.21                 16,227.20                     14,184.04
08/31/04            16,572.05                 16,857.76                     14,607.87
09/30/04            17,529.20                 17,846.27                     15,300.12
10/31/04            17,949.14                 18,390.88                     15,681.56
11/30/04            19,611.69                 19,903.31                     17,108.44
12/31/04            20,555.82                 20,934.71                     17,952.92
01/31/05            20,620.88                 21,009.13                     17,782.48
02/28/05            22,431.58                 22,760.90                     19,131.79
03/31/05            20,953.76                 21,213.32                     17,796.68
04/30/05            20,395.28                 20,694.20                     17,441.60
05/31/05            21,113.36                 21,334.45                     17,881.90
06/30/05            21,842.17                 22,042.64                     18,549.45
07/31/05            23,387.68                 23,564.26                     19,714.12
08/31/05            23,598.21                 23,930.65                     19,799.34
09/30/05            25,798.66                 26,023.57                     21,375.90
10/31/05            24,113.09                 24,454.36                     19,884.56
11/30/05            26,109.58                 26,287.27                     21,276.48
12/31/05            27,656.26                 27,770.46                     22,538.61
01/31/06            30,762.05                 30,966.83                     24,583.67
02/28/06            30,732.75                 30,785.61                     24,597.97
03/31/06            31,008.24                 31,203.35                     25,098.51
04/30/06            33,220.85                 33,413.75                     26,771.74
05/31/06            29,747.76                 29,739.93                     24,054.53
06/30/06            29,684.73                 29,592.62                     23,911.52
07/31/06            30,128.69                 30,228.69                     24,054.53
08/31/06            30,911.39                 31,051.92                     24,555.07
09/30/06            31,171.21                 31,283.00                     24,984.10
10/31/06            32,652.97                 32,916.84                     26,113.89
11/30/06            35,085.38                 35,079.81                     27,973.04
12/31/06            36,668.46                 36,676.32                     29,156.16
01/31/07            36,288.59                 36,500.61                     28,997.15
02/28/07            36,078.39                 36,158.16                     28,635.77
03/31/07            37,528.93                 37,536.50                     29,633.18
04/30/07            39,271.71                 39,314.76                     30,804.05
05/31/07            41,227.03                 41,430.48                     32,769.96
06/30/07            43,177.06                 42,873.35                     33,969.74
07/31/07            45,477.58                 44,427.60                     35,371.90
08/31/07            44,526.02                 43,464.56                     34,764.78
09/30/07            49,446.65                 47,681.09                     37,670.28
10/31/07            54,964.83                 52,768.63                     41,428.63
11/30/07            51,071.97                 49,526.22                     38,682.14
12/31/07            51,254.42                 49,972.55                     38,954.70
01/31/08            44,873.18                 44,453.62                     35,471.21
02/29/08            48,201.70                 46,393.86                     36,918.68
03/31/08            45,655.26                 44,232.41                     35,439.39
04/30/08            49,367.71                 47,578.17                     38,254.82
05/31/08            50,297.86                 48,454.59                     38,922.89
06/30/08            45,289.52                 43,469.75                     35,168.98
07/31/08            43,617.02                 41,949.96                     34,198.70
08/31/08            40,147.36                 38,762.63                     31,637.77
09/30/08            33,125.77                 32,406.21                     26,500.01
10/31/08            24,064.79                 22,995.27                     19,039.92
11/30/08            22,254.96                 21,027.51                     17,353.85

                                   [END CHART]

           Data from 11/30/98 to 11/30/08.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund Shares to the following benchmarks:

o The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

o The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA EMERGING MARKETS FUND

================================================================================

USAA EMERGING MARKETS FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                                                    11/30/08
--------------------------------------------------------------------------------
Net Assets                                                        $8.5 Million
Net Asset Value Per Share                                            $10.91

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/08
--------------------------------------------------------------------------------
                            Since Inception 8/01/08**
                                    -48.68%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
Before Reimbursement      1.29%                   After Reimbursement      1.13%

*The USAA Emerging Markets Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED OCTOBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED OCTOBER 1, 2008. FOR THE FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO LIMIT THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 1.13%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSE, AND TO REIMBURSE THE INSTITUTIONAL SHARES FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA EMERGING
                      MARKETS FUND              MSCI EMERGING            LIPPER EMERGING
                  INSTITUTIONAL SHARES          MARKETS INDEX          MARKETS FUNDS INDEX
07/31/08               $10,000.00                $10,000.00                $10,000.00
08/31/08                 9,355.60                  9,204.52                  9,240.21
09/30/08                 7,836.31                  7,594.69                  7,724.97
10/31/08                 5,630.29                  5,517.29                  5,481.60
11/30/08                 5,131.70                  5,102.36                  5,012.52

                                   [END CHART]

                *Data from 7/31/08 to 11/30/08.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index is calculated from the end of the month, July 31, 2008, while the institutional shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

12  | USAA EMERGING MARKETS FUND

================================================================================

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund Institutional Shares to the following benchmarks:

o The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

o The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                        TOP 10 INDUSTRIES
                         AS OF 11/30/08
                        (% of Net Assets)

Diversified Banks .....................................    15.7%
Wireless Telecommunication Services ...................    11.4%
Integrated Oil & Gas ..................................    11.0%
Semiconductors ........................................     6.2%
Money Market Funds ....................................     4.0%
Integrated Telecommunication Services .................     3.9%
Diversified Metals & Mining ...........................     3.7%
Electric Utilities ....................................     2.8%
Steel .................................................     2.4%
Computer Hardware .....................................     1.8%

                     TOP 10 EQUITY HOLDINGS
                         AS OF 11/30/08
                        (% of Net Assets)

OAO Gazprom ADR .......................................     3.3%
Petroleo Brasileiro S.A. ADR preferred ................     3.2%
Samsung Electronics Co. Ltd. ..........................     3.2%
China Mobile Ltd. .....................................     3.0%
America Movil S.A.B. de C.V. ADR "L" ..................     1.9%
Companhia Vale Do Rio Doce ADR ........................     1.6%
PetroChina Co. Ltd. "H" ...............................     1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ...........     1.3%
State Bank of India Ltd. GDR ..........................     1.2%
Industrial and Commercial Bank of China Ltd. "H" ......     1.1%

You will find a complete list of securities that the Fund owns on pages 16-29.

================================================================================

14  | USAA EMERGING MARKETS FUND

================================================================================

                       o ASSET ALLOCATION -- 11/30/2008* o

                [PIE CHART OF ASSET ALLOCATION]

China                                                        14.5%
Brazil                                                       14.2%
South Korea                                                  11.3%
Taiwan                                                        9.5%
South Africa                                                  8.1%
Russia                                                        6.7%
India                                                         4.8%
Mexico                                                        4.5%
Hong Kong                                                     3.4%
Other**                                                      21.7%

                          [END CHART]

 * Excludes short-term investments purchased with cash collateral from securities loaned.

** Includes countries with less than 3% of portfolio and money market instruments (4.0%).

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2008 (unaudited)

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (93.8%)

             COMMON STOCKS (83.8%)

             CONSUMER DISCRETIONARY (6.3%)
             -----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
 6,914,000   Bosideng International Holdings Ltd.(a)                                         $    563
                                                                                             --------
             AUTO PARTS & EQUIPMENT (0.5%)
   105,600   Halla Climate Control Corp.(a)                                                       586
    18,000   Hyundai Mobis(a)                                                                     761
                                                                                             --------
                                                                                                1,347
                                                                                             --------
             AUTOMOBILE MANUFACTURERS (1.2%)
 5,698,000   Brilliance China Automotive Holdings Ltd.*(a)                                        280
 1,164,360   China Motor Corp. Ltd.(a)                                                            305
 3,823,800   Denway Motors Ltd.(a)                                                                990
    25,409   Hyundai Motor Co. Ltd.(a)                                                            719
   156,792   Mahindra & Mahindra Ltd. GDR                                                         886
    91,200   Proton Holdings Berhad*(a)                                                            47
                                                                                             --------
                                                                                                3,227
                                                                                             --------
             BROADCASTING (0.6%)
   537,500   ABS-CBN Broadcasting Corp. PDR(a)                                                    157
    43,300   ednNaspers Ltd.(a)                                                                   667
    57,300   Grupo Televisa S.A. de C.V. ADR                                                      851
                                                                                             --------
                                                                                                1,675
                                                                                             --------
             CASINOS & GAMING (0.4%)
   242,000   Genting Berhad(a)                                                                    273
    70,420   Kangwon Land, Inc.(a)                                                                577
    25,800   The9 Ltd. ADR*                                                                       331
                                                                                             --------
                                                                                                1,181
                                                                                             --------
             CONSUMER ELECTRONICS (0.5%)
    22,700   LG Electronics, Inc.(a)                                                            1,221
                                                                                             --------
             DEPARTMENT STORES (0.5%)
   660,000   Golden Eagle Retail Group Ltd.(a)                                                    356
     8,968   Lotte Shopping Co. Ltd.(a)                                                         1,096
                                                                                             --------
                                                                                                1,452
                                                                                             --------

================================================================================

16  | USAA EMERGING MARKETS FUND

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------
             FOOTWEAR (0.3%)
   170,400   Grendene S.A.                                                                   $    802
   444,000   Prime Success International Group Ltd.(a)                                             87
                                                                                             --------
                                                                                                  889
                                                                                             --------
             GENERAL MERCHANDISE STORES (0.1%)
   146,400   Mr. Price Group Ltd.(a)                                                              349
                                                                                             --------
             HOME FURNISHINGS (0.4%)
   177,600   JD Group Ltd.(a)                                                                     537
   458,997   Steinhoff International Holdings Ltd.(a)                                             486
                                                                                             --------
                                                                                                1,023
                                                                                             --------
             HOMEBUILDING (0.5%)
    21,300   Cyrela Brazil Realty S.A.                                                             72
   249,600   Desarrolladora Homex S.A. de C.V.*                                                   720
    45,000   Gafisa S.A. ADR                                                                      363
    23,000   PDG Realty S.A. Empreedimentos                                                        94
   136,400   PIK Group GDR*(a)                                                                    185
                                                                                             --------
                                                                                                1,434
                                                                                             --------
             HOTELS, RESORTS, & CRUISE LINES (0.1%)
   158,200   Resorts World Berhad(a)                                                              102
                                                                                             --------
             HOUSEWARES & SPECIALTIES (0.2%)
   913,876   Turk Sise ve Cam Fabrikalari A.S.*(a)                                                636
                                                                                             --------
             RESTAURANTS (0.1%)
   547,762   Alsea de Mexico S.A.B. de C.V.*                                                      258
                                                                                             --------
             TEXTILES (0.5%)
   704,000   Nien Hsing Textile Co. Ltd.(a)                                                       167
 1,003,500   Texwinca Holdings Ltd.(a)                                                            468
 2,504,000   Weiqiao Textile Co. Ltd. "H"(a)                                                      576
                                                                                             --------
                                                                                                1,211
                                                                                             --------
             TIRES & RUBBER (0.2%)
   163,740   Kumho Tire Co., Inc.(a)                                                              492
                                                                                             --------
             Total Consumer Discretionary                                                      17,060
                                                                                             --------
             CONSUMER STAPLES (5.0%)
             -----------------------
             AGRICULTURAL PRODUCTS (1.3%)
 1,995,800   Chaoda Modern Agriculture Holdings Ltd.(a)                                         1,159
12,225,400   Charoen Pokphand Foods Public Co. Ltd.(a)                                            965
 2,391,000   China Agri-Industries Holdings Ltd.*(a)                                              866
 3,980,500   Global Bio-chem Technology Group Co. Ltd.(a)                                         360
    25,200   SLC Agricola S.A.                                                                    123
                                                                                             --------
                                                                                                3,473
                                                                                             --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------
             BREWERS (0.3%)
    13,700   Compania Cervecerias Unidas S.A. ADR                                            $    389
   175,000   Grupo Modelo S.A. de C.V. "C"                                                        462
                                                                                             --------
                                                                                                  851
                                                                                             --------
             FOOD RETAIL (0.2%)
   398,000   Controladora Comercial Mexicana S.A. de C.V.(UBC) "B"                                 88
   106,600   Shoprite Holdings Ltd.(a)                                                            480
                                                                                             --------
                                                                                                  568
                                                                                             --------
             HYPERMARKETS & SUPER CENTERS (0.2%)
    81,900   Massmart Holdings Ltd.(a)                                                            653
                                                                                             --------
             PACKAGED FOODS & MEAT (1.1%)
   996,000   China Yurun Food Group Ltd.(a)                                                     1,108
   474,256   Gruma S.A. "B"*                                                                      230
     1,300   Nong Shim Co. Ltd.(a)                                                                200
 1,436,400   Thai Union Frozen Products Public Co. Ltd.(a)                                        725
    43,200   Tiger Brands(a)                                                                      585
                                                                                             --------
                                                                                                2,848
                                                                                             --------
             PERSONAL PRODUCTS (0.1%)
    60,000   Hengan International Group Co. Ltd.(a)                                               179
                                                                                             --------
             SOFT DRINKS (0.9%)
   448,400   Embotelladoras Arca S.A.                                                             904
    17,400   Fomento Economico Mexicano ADR                                                       479
   788,100   Grupo Continental S.A.                                                             1,058
                                                                                             --------
                                                                                                2,441
                                                                                             --------
             TOBACCO (0.9%)
    34,070   KT&G Corp.(a)                                                                      1,889
 1,778,900   PT Gudang Garam Tbk(a)                                                               642
                                                                                             --------
                                                                                                2,531
                                                                                             --------
             Total Consumer Staples                                                            13,544
                                                                                             --------
             ENERGY (11.1%)
             --------------
             COAL & CONSUMABLE FUELS (0.4%)
 1,188,000   Yanzhou Coal Mining Co. Ltd. "H"(a)                                                  663
    60,600   Yanzhou Coal Mining Co. Ltd. ADR "H"                                                 335
                                                                                             --------
                                                                                                  998
                                                                                             --------
             INTEGRATED OIL & GAS (7.8%)
 1,878,000   China Petroleum and Chemical Corp. "H"(a)                                          1,249
     3,400   China Petroleum and Chemical Corp. ADR "H"                                           226
    92,150   LUKoil Holdings ADR                                                                2,930
   513,900   OAO Gazprom ADR(a)                                                                 8,959

================================================================================

18  | USAA EMERGING MARKETS FUND

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------
 4,848,000   PetroChina Co. Ltd. "H"(a)                                                      $  4,003
     5,700   PetroChina Co. Ltd. ADR                                                              471
    45,790   Petroleo Brasileiro S.A. ADR                                                         959
   108,200   PTT Public Co. Ltd.(a)                                                               449
    67,040   SASOL Ltd.(a)                                                                      1,925
                                                                                             --------
                                                                                               21,171
                                                                                             --------
             OIL & GAS EXPLORATION & PRODUCTION (1.5%)
 1,240,000   CNOOC Ltd.(a)                                                                      1,016
     9,260   CNOOC Ltd. ADR                                                                       759
   164,300   JKX Oil & Gas plc(a)                                                                 379
    77,400   KazMunaiGas Exploration Production GDR                                             1,038
    25,900   NovaTek OAO GDR(a)                                                                   557
    70,500   Surgutneftegaz ADR                                                                   451
                                                                                             --------
                                                                                                4,200
                                                                                             --------
             OIL & GAS REFINING & MARKETING (1.4%)
    61,000   Gail India Ltd. GDR                                                                1,543
    86,150   Polski Koncern Naftowy Orlen S.A.(a)                                                 757
    24,360   Reliance Industries Ltd. GDR(a)                                                    1,120
   859,500   Thai Oil Public Co. Ltd.(a)                                                          460
                                                                                             --------
                                                                                                3,880
                                                                                             --------
             Total Energy                                                                      30,249
                                                                                             --------
             FINANCIALS (17.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
   534,049   Egyptian Kuwaiti Holding Co.(a)                                                      682
                                                                                             --------
             DIVERSIFIED BANKS (13.1%)
   138,900   Banco do Brasil S.A.                                                                 858
   280,900   Bangkok Bank Public Co. Ltd.(a)                                                      523
   259,460   Bank Hapoalim Ltd.*(a)                                                               510
 5,460,000   Bank of China Ltd. "H"(a)                                                          1,727
   647,577   Bank of the Philippine Islands(a)                                                    559
    11,820   Bank Polska Kasa Opieki S.A.(a)                                                      445
 3,982,700   China Construction Bank Corp. "H"(a)                                               2,081
   145,000   China Merchants Bank Co.Ltd. "H"(a)                                                  233
 3,250,537   Chinatrust Financial Holding Co. Ltd.(a)                                           1,109
    10,900   Credicorp Ltd.                                                                       476
 1,708,261   First Financial Holding Co. Ltd.(a)                                                  789
   319,500   Grupo Financiero Banorte S.A.                                                        518
    35,192   Hana Financial Group, Inc.(a)                                                        421
    12,200   HDFC Bank Ltd. ADR                                                                   698
    62,970   ICICI Bank Ltd. ADR                                                                  897
 6,035,300   Industrial and Commercial Bank of China Ltd. "H"(a)                                2,968

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------
   838,026   Israel Discount Bank "A"(a)                                                     $    718
   998,900   Kasikornbank Public Co. Ltd.(a)                                                    1,209
    75,533   KB Financial Group, Inc.*                                                          1,553
    26,530   KB Financial Group, Inc. ADR*                                                        541
 7,994,500   Krung Thai Bank Public Co. Ltd.(a)                                                   744
 1,673,600   Malayan Banking Berhad(a)                                                          2,374
 2,336,000   Mega Financial Holding Co. Ltd.(a)                                                   721
   291,000   Metropolitan Bank & Trust Co.(a)                                                     147
   191,272   Nedcor Ltd.(a)                                                                     1,788
   505,000   PT Bank Central Asia Tbk(a)                                                          114
 3,027,500   PT Bank Rakyat Indonesia(a)                                                          860
   250,000   Public Bank Berhad(a)                                                                587
    81,598   Shinhan Financial Group Co. Ltd.(a)                                                1,699
 7,514,639   SinoPac Financials Holdings Co. Ltd.(a)                                            1,556
    74,790   State Bank of India Ltd. GDR(a)                                                    3,252
   782,262   Turkiye Garanti Bankasi A.S.*(a)                                                   1,151
    85,375   Turkiye Is Bankasi(a)                                                                222
   250,500   Turkiye Vakiflar Bankasi T.A.O.(a)                                                   194
   622,400   Union Bank of the Philippines(a)                                                     280
    92,600   VTB Bank OJSC GDR(a)                                                                 204
   840,983   Yapi ve Kredi Bankasi A.S.*(a)                                                     1,036
                                                                                             --------
                                                                                               35,762
                                                                                             --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.5%)
    65,500   Brascan Residential Properties S.A.                                                   64
    44,900   Camargo Correa Desenvolvimento Imbiliario S.A.                                        53
   326,000   China Overseas Land & Investment Ltd.(a)                                             424
 1,164,300   Consorcio ARA S.A. de C.V.                                                           416
   784,000   Hopson Development Holdings Ltd.(a)                                                  320
                                                                                             --------
                                                                                                1,277
                                                                                             --------
             INVESTMENT BANKING & BROKERAGE (0.3%)
   175,300   Egyptian Financial Group-Hermes Holding Co.(a)                                       542
    14,640   Gulf Finance House E.C. GDR                                                          174
   365,905   Shuaa Capital PSC                                                                    160
                                                                                             --------
                                                                                                  876
                                                                                             --------
             LIFE & HEALTH INSURANCE (1.0%)
 1,134,840   China Life Insurance Co. Ltd.*(a)                                                    372
   595,000   China Life Insurance Co. Ltd. "H"(a)                                               1,538
   158,900   Discovery Holdings Ltd.(a)                                                           354
   250,374   Sanlam Ltd.(a)                                                                       410
                                                                                             --------
                                                                                                2,674
                                                                                             --------
             MULTI-LINE INSURANCE (0.1%)
    29,700   Sul America S.A.                                                                     237
                                                                                             --------

================================================================================

20  | USAA EMERGING MARKETS FUND

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------
             MULTI-SECTOR HOLDINGS (0.2%)
    85,600   Remgro Ltd.(a)                                                                  $    626
                                                                                             --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
   575,375   AMMB Holdings Berhad(a)                                                              328
 1,400,800   FirstRand Ltd.(a)                                                                  2,314
                                                                                             --------
                                                                                                2,642
                                                                                             --------
             PROPERTY & CASUALTY INSURANCE (0.6%)
    49,500   Hyundai Marine & Fire Insurance Co. Ltd.(a)                                          443
    60,000   LIG Non-Life Insurance Co. Ltd.(a)                                                   521
     6,000   Samsung Fire & Marine Insurance Co. Ltd.(a)                                          792
                                                                                             --------
                                                                                                1,756
                                                                                             --------
             REGIONAL BANKS (0.3%)
   496,000   Asya Katilim Bankasi A.S.*(a)                                                        400
    81,700   BM&F Bovespa S.A.                                                                    182
   133,300   Turkiye Halk Bankasi(a)                                                              352
                                                                                             --------
                                                                                                  934
                                                                                             --------
             REITs - DIVERSIFIED (0.1%)
   545,398   Dogus GE Gayrimenkul Yatirim Ortakligi A.S.*(a)                                      165
                                                                                             --------
             Total Financials                                                                  47,631
                                                                                             --------
             HEALTH CARE (1.6%)
             ------------------
             MANAGED HEALTH CARE (0.1%)
   147,900   Medical Saude S.A.                                                                   361
                                                                                             --------
             PHARMACEUTICALS (1.5%)
    39,800   Adcock Ingram Holdings Ltd.*(a)                                                      143
    61,256   Aspen Pharmacare Holdings Ltd.*(a)                                                   229
    10,530   Gedeon Richter RT(a)                                                               1,415
11,760,700   PT Kalbe Farma Tbk(a)                                                                399
    40,400   Teva Pharmaceutical Industries Ltd. ADR                                            1,743
                                                                                             --------
                                                                                                3,929
                                                                                             --------
             Total Health Care                                                                  4,290
                                                                                             --------
             INDUSTRIALS (5.1%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.3%)
    38,300   Log-In Logistica Intermodal S.A.                                                      82
 4,768,200   Sinotrans Ltd. "H"(a)                                                                640
                                                                                             --------
                                                                                                  722
                                                                                             --------
             AIRLINES (0.2%)
    29,500   Lan Airlines S.A. ADR                                                                251
 1,508,000   Thai Airways International Public Co. Ltd.(a)                                        321
                                                                                             --------
                                                                                                  572
                                                                                             --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------
             CONSTRUCTION & ENGINEERING (1.3%)
   245,413   Aveng Ltd.(a)                                                                   $    710
 1,615,400   China Railway Group Ltd. "H"*(a)                                                   1,072
 2,088,400   Gamuda Berhad(a)                                                                     976
    23,539   Orascom Construction Industries(a)                                                   533
   130,700   Tekfen Holding Co., Inc.(a)                                                          292
                                                                                             --------
                                                                                                3,583
                                                                                             --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
   381,900   China South Locomotive & Rolling Stock Industry Group*(a)                            161
   789,666   PT United Tractors Tbk(a)                                                            260
    80,000   Tata Motors Ltd. ADR                                                                 364
                                                                                             --------
                                                                                                  785
                                                                                             --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    20,900   Crompton Greaves Ltd. GDR(a)                                                         247
                                                                                             --------
             HEAVY ELECTRICAL EQUIPMENT (0.4%)
   297,900   China High Speed Transmission Equipment Group Co. Ltd.(a)                            236
   406,400   Dongfang Electric Corp. Ltd.(a)                                                      917
                                                                                             --------
                                                                                                1,153
                                                                                             --------
             HIGHWAYS & RAILTRACKS (0.1%)
 1,342,000   Anhui Expressway Co. Ltd. "H"(a)                                                     412
                                                                                             --------
             INDUSTRIAL CONGLOMERATES (1.5%)
    91,600   Enka Insaat ve Sanayi A.S.(a)                                                        256
    15,090   LG Corp.(a)                                                                          428
   280,800   Mexichem S.A. de C.V.                                                                277
   168,800   Murray & Roberts Holdings Ltd.(a)                                                    825
   321,253   NWS Holdings Ltd.(a)                                                                 370
   424,000   Shanghai Industrial Holdings Ltd.(a)                                                 808
   720,900   Sime Darby Berhad(a)                                                               1,165
                                                                                             --------
                                                                                                4,129
                                                                                             --------
             INDUSTRIAL MACHINERY (0.2%)
   127,900   Metalfrio Solutions S.A.                                                             439
                                                                                             --------
             MARINE (0.1%)
   259,000   First Steamship Co. Ltd.(a)                                                          248
                                                                                             --------
             MARINE PORTS & SERVICES (0.5%)
 1,814,000   Cosco Pacific Ltd.(a)                                                              1,339
                                                                                             --------
             TRUCKING (0.1%)
   140,000   Localiza Rent a Car S.A.                                                             405
     6,900   Tegma Gestao Logistica S.A.                                                           13
                                                                                             --------
                                                                                                  418
                                                                                             --------
             Total Industrials                                                                 14,047
                                                                                             --------

================================================================================

22  | USAA EMERGING MARKETS FUND

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (10.5%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (0.4%)
   789,500   China Railway Construction Corp.*(a)                                            $  1,071
                                                                                             --------
             COMPUTER HARDWARE (1.8%)
 3,752,421   Compal Electronics, Inc.(a)                                                        1,952
    52,000   High Tech Computer Corp.(a)                                                          518
 2,273,709   Quanta Computer, Inc.(a)                                                           2,475
                                                                                             --------
                                                                                                4,945
                                                                                             --------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
 3,664,000   TPV Technology Ltd.(a)                                                               665
                                                                                             --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
    18,898   AU Optronics Corp.(a)                                                                 12
   148,400   Delta Electronics Public Co. Ltd.                                                     43
   351,357   Nan Ya Printed Circuit Board Corp.(a)                                                723
 4,123,440   Yageo Corp.(a)                                                                       455
                                                                                             --------
                                                                                                1,233
                                                                                             --------
             ELECTRONIC MANUFACTURING SERVICES (0.5%)
   726,860   Hon Hai Precision Industry Corp. Ltd.(a)                                           1,412
                                                                                             --------
             INTERNET SOFTWARE & SERVICES (0.2%)
   113,000   Tencent Holdings Ltd.(a)                                                             622
                                                                                             --------
             IT CONSULTING & OTHER SERVICES (0.5%)
    16,200   Infosys Technologies Ltd. ADR                                                        407
    82,920   Satyam Computer Services Ltd. ADR                                                  1,056
                                                                                             --------
                                                                                                1,463
                                                                                             --------
             SEMICONDUCTORS (6.2%)
    30,000   Media Tek, Inc.(a)                                                                   200
 3,093,623   Powerchip Semiconductor Corp.*(a)                                                    290
    26,395   Samsung Electronics Co. Ltd.(a)                                                    8,730
    83,395   Siliconware Precision Industries Co. ADR                                             344
 2,845,815   Taiwan Semiconductor Manufacturing Co. Ltd.(a)                                     3,512
   265,792   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                    1,900
 7,770,286   United Microelectronics Corp.(a)                                                   1,906
                                                                                             --------
                                                                                               16,882
                                                                                             --------
             SYSTEMS SOFTWARE (0.1%)
    12,120   Totvs S.A.                                                                           204
                                                                                             --------
             Total Information Technology                                                      28,497
                                                                                             --------
             MATERIALS (8.2%)
             ----------------
             ALUMINUM (0.1%)
   803,300   Aluminum Corp. of China Ltd.(a)                                                      368
                                                                                             --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------
             COMMODITY CHEMICALS (0.6%)
   485,000   Formosa Plastics Corp.(a)                                                       $    712
   113,750   Hanwha Chemical Corp.(a)                                                             388
 2,952,000   Sinopec Shanghai Petrochemical Co. Ltd. "H"(a)                                       661
                                                                                             --------
                                                                                                1,761
                                                                                             --------
             CONSTRUCTION MATERIALS (0.7%)
   302,560   India Cements Ltd. GDR(a)                                                          1,029
    51,900   LSR Group OAO*(a)                                                                     53
   325,900   Siam Makro Public Co. Ltd.(a)                                                        827
                                                                                             --------
                                                                                                1,909
                                                                                             --------
             DIVERSIFIED METALS & MINING (2.1%)
    89,800   Chelyabinsk Zinc Factory GDR*(a)                                                     135
   919,000   China Molybdenum Co. Ltd.(a)                                                         337
   192,800   Companhia Vale Do Rio Doce ADR                                                     2,302
   709,877   Grupo Mexico S.A.B. de C.V. "B"                                                      445
   391,460   Hindalco Industries Ltd. GDR(a)                                                      403
    19,700   KGHM Polska Miedz S.A.(a)                                                            194
   168,945   Mining and Metallurgical Co. Norilsk Nickel ADR(a)                                 1,252
   149,620   Sterlite Industries India Ltd. ADR                                                   738
                                                                                             --------
                                                                                                5,806
                                                                                             --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
 1,186,000   Sinofert Holdings Ltd.(a)                                                            530
    19,400   Uralkali GDR(a)                                                                      144
                                                                                             --------
                                                                                                  674
                                                                                             --------
             GOLD (1.4%)
   111,816   AngloGold Ashanti Ltd. ADR                                                         2,387
   123,310   Gold Fields Ltd. ADR                                                               1,014
    38,900   Harmony Gold Mining Co. Ltd.*(a)                                                     335
                                                                                             --------
                                                                                                3,736
                                                                                             --------
             METAL & GLASS CONTAINERS (0.4%)
   809,364   Nampak Ltd.(a)                                                                     1,005
                                                                                             --------
             PAPER PACKAGING (0.1%)
   172,000   Kazakhstan Kagazy plc GDR (acquired 7/19/07; cost $860)*(a),(b)                      133
                                                                                             --------
             PAPER PRODUCTS (0.5%)
 1,868,000   Nine Dragons Paper Holdings Ltd.(a)                                                  341
   140,773   Sappi Ltd.(a)                                                                        507
    91,300   Votorantim Celulose e Papel S.A. ADR                                                 508
                                                                                             --------
                                                                                                1,356
                                                                                             --------

================================================================================

24  | USAA EMERGING MARKETS FUND

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------
             STEEL (2.1%)
    35,890   Cherepovets MK Severstal GDR                                                    $    109
    32,400   Companhia Siderurgica Nacional S.A. ADR                                              373
     4,500   Confab Industrial S.A.                                                                 6
    26,800   Evraz Group S.A. GDR                                                                 247
    95,900   Gerdau S.A. ADR                                                                      625
    25,500   Kumba Iron Ore Ltd.(a)                                                               403
    98,800   Magnitogorsk Iron & Steel Works GDR                                                  366
    22,900   Mechel OAO ADR                                                                       144
    37,300   Novolipetsk Steel GDR                                                                369
     8,923   POSCO(a)                                                                           2,062
    13,550   POSCO ADR                                                                            783
    12,825   Usinas Siderurgicas de Minas Gerais S.A.                                             118
                                                                                             --------
                                                                                                5,605
                                                                                             --------
             Total Materials                                                                   22,353
                                                                                             --------
             TELECOMMUNICATION SERVICES (14.4%)
             ----------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (3.1%)
     8,800   Brasil Telecom                                                                       211
 1,649,500   China Telecom Corp. Ltd. "H"(a)                                                      627
   447,700   Chunghwa Telecom Co. Ltd.(a)                                                         703
    81,796   Chunghwa Telecom Co. Ltd. ADR                                                      1,279
    39,360   KT Corp.(a)                                                                          893
    87,740   KT Corp. ADR                                                                         995
    95,750   Magyar Tavkozlesi Rt.(a)                                                             284
   376,190   Mahanagar Telephone Nigam Ltd. ADR                                                 1,117
 2,651,200   PT Telekomunikasi Indonesia Tbk(a)                                                 1,294
    67,464   Telecom Egypt(a)                                                                     183
    96,590   Telkom S.A. Ltd.(a)                                                                  981
                                                                                             --------
                                                                                                8,567
                                                                                             --------
             WIRELESS TELECOMMUNICATION SERVICES (11.3%)
   169,580   America Movil S.A.B. de C.V. ADR "L"                                               5,087
   876,000   China Mobile Ltd.(a)                                                               8,031
    46,030   China Mobile Ltd. ADR                                                              2,110
 1,094,406   China Unicom Hong Kong Ltd.(a)                                                     1,351
    83,300   LG Telecom Co.(a)                                                                    613
    63,570   Mobile TeleSystems ADR                                                             1,884
   191,500   MTN Group Ltd.(a)                                                                  2,002
    22,000   Philippine Long Distance Telephone Co.(a)                                          1,054
     4,930   SK Telecom Co. Ltd.(a)                                                               726
   156,630   SK Telecom Co. Ltd. ADR                                                            2,539
 1,197,424   Taiwan Mobile Co. Ltd.(a)                                                          1,782

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------
   627,800   Total Access Communication Public Co. Ltd.(a)                                   $    557
   256,320   Turkcell Iletisim Hizmetleri A.S.(a)                                               1,423
    27,010   Turkcell Iletisim Hizmetleri A.S. ADR                                                372
   118,700   Vimpel-Communications ADR                                                          1,128
                                                                                             --------
                                                                                               30,659
                                                                                             --------
             Total Telecommunication Services                                                  39,226
                                                                                             --------
             UTILITIES (4.1%)
             ----------------
             ELECTRIC UTILITIES (2.4%)
    77,213   Centrais Electricas Brasileiras S.A.                                                 900
    16,000   CEZ Group(a)                                                                         626
    47,356   Companhia Energetica de Minas Gerais (CEMIG) ADR                                     750
     9,000   Empresa Nacional De Electricidad S.A. ADR                                            314
    18,400   Energias do Brasil                                                                   201
     3,564   Huaneng Power International, Inc. ADR "H"                                             96
    94,903   Korea Electric Power Corp.(a)                                                      1,784
    29,000   Korea Electric Power Corp. ADR                                                       270
   245,200   Manila Electric Co.(a)                                                               292
   731,700   Tenaga Nasional Berhad(a)                                                          1,189
                                                                                             --------
                                                                                                6,422
                                                                                             --------
             GAS UTILITIES (0.0%)
     2,457   Korea Gas Corp.(a)                                                                    94
                                                                                             --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.3%)
 7,490,000   China Power International Development Ltd.(a)                                      1,541
 2,677,800   Huaneng Power International, Inc. "H"(a)                                           1,774
    11,300   Tractebel Energia S.A.                                                                94
                                                                                             --------
                                                                                                3,409
                                                                                             --------
             WATER UTILITIES (0.4%)
    28,304   Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)                       286
     5,640   Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR                   118
   116,800   Companhia de Saneamento de Minas Gerais                                              807
                                                                                             --------
                                                                                                1,211
                                                                                             --------
             Total Utilities                                                                   11,136
                                                                                             --------
             Total Common Stocks (cost: $408,378)                                             228,033
                                                                                             --------

             PREFERRED SECURITIES (9.9%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             TEXTILES (0.2%)
   237,688   Companhia de Tecidos Norte de Minas*                                                 400
                                                                                             --------

================================================================================

26  | USAA EMERGING MARKETS FUND

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------
             ENERGY (3.2%)
             -------------
             INTEGRATED OIL & GAS (3.2%)
   491,850   Petroleo Brasileiro S.A. ADR                                                    $  8,745
                                                                                             --------
             FINANCIALS (2.2%)
             -----------------
             DIVERSIFIED BANKS (2.1%)
    52,900   Banco Bradesco S.A. ADR                                                              563
   172,280   Banco Itau Holding Financeira S.A. ADR                                             1,995
    57,400   Bradespar S.A.                                                                       476
    43,480   Uniao De Bancos Brasileiros S.A. (Unibanco) GDR                                    2,786
                                                                                             --------
                                                                                                5,820
                                                                                             --------
             REGIONAL BANKS (0.1%)
   102,100   Banco Panamericano S.A.                                                              126
                                                                                             --------
             Total Financials                                                                   5,946
                                                                                             --------
             INDUSTRIALS (0.6%)
             ------------------
             AEROSPACE & DEFENSE (0.1%)
    19,914   Embraer Empresa Brasileira de Aeronautica S.A. ADR                                   309
                                                                                             --------
             AIRLINES (0.1%)
    20,300   Tam S.A. ADR                                                                         141
                                                                                             --------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
   358,584   Itausa - Investimentos Itau S.A.                                                   1,278
                                                                                             --------
             Total Industrials                                                                  1,728
                                                                                             --------
             MATERIALS (2.4%)
             ----------------
             COMMODITY CHEMICALS (0.3%)
   263,200   Braskem S.A. "A"                                                                     711
                                                                                             --------
             DIVERSIFIED METALS & MINING (1.6%)
   403,200   Companhia Vale Do Rio Doce ADR                                                     4,391
                                                                                             --------
             PAPER PRODUCTS (0.1%)
    78,400   Suzano Papel e Celulose S.A.                                                         420
                                                                                             --------
             STEEL (0.4%)
    54,600   Metalurgica Gerdau S.A.                                                              481
    49,275   Usinas Siderurgicas de Minas Gerais S.A.                                             497
                                                                                             --------
                                                                                                  978
                                                                                             --------
             Total Materials                                                                    6,500
                                                                                             --------
             TELECOMMUNICATION SERVICES (0.9%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   155,260   Tele Norte Leste Participacoes S.A. ADR                                            2,279
                                                                                             --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    10,348   Telemig Celular Participacoes S.A.                                              $    161
                                                                                             --------
             Total Telecommunication Services                                                   2,440
                                                                                             --------
             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
    38,364   Centrais Electricas Brasileiras S.A. "B"                                             404
    43,884   Companhia Energetica de Minas Gerais (CEMIG)                                         692
                                                                                             --------
                                                                                                1,096
                                                                                             --------
             Total Preferred Securities (cost: $39,214)                                        26,855
                                                                                             --------

             RIGHTS (0.1%)

             MATERIALS (0.1%)
             ----------------
             PAPER PRODUCTS (0.1%)
   168,928   Sappi Ltd.*                                                                          250
                                                                                             --------
             TELECOMMUNICATION SERVICES (0.0%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)
       191   Telemig Celular Participacoes S.A.*(a)                                                 -
                                                                                             --------
             Total Rights (cost: $705)                                                            250
                                                                                             --------
             Total Equity Securities (cost: $448,297)                                         255,138
                                                                                             --------

             EQUITY LINKED STRUCTURED NOTES (0.9%)

             FINANCIALS (0.8%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
   277,760   ML Global Investment House KSCC(a)                                                   400
                                                                                             --------
             DIVERSIFIED BANKS (0.5%)
 1,080,200   BNP China Railway Tielong Container Logistics Co. Ltd.*(a)                         1,106
   211,200   BNP Fujian Septwolves Industry Inc.*(a)                                              284
    30,100   BNP Hubei Chutian Expressway Co. Ltd.(a)                                              16
                                                                                             --------
                                                                                                1,406
                                                                                             --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
   204,000   HSBC Aldar Properties PJSC                                                           287
                                                                                             --------
             Total Financials                                                                   2,093
                                                                                             --------

================================================================================

28  | USAA EMERGING MARKETS FUND

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES    SECURITY                                                                           (000)
-----------------------------------------------------------------------------------------------------
             INDUSTRIALS (0.1%)
             ------------------
             RAILROADS (0.1%)
   327,900   BNP China Railway Erju Co. Ltd.*                                                $    398
                                                                                             --------
             Total Equity Linked Structured Notes (cost: $2,886)                                2,491
                                                                                             --------

             MONEY MARKET INSTRUMENTS (4.0%)

             MONEY MARKET FUNDS (4.0%)
10,914,075   State Street Institutional Liquid Reserves Fund, 1.71%(c) (cost: $10,914)         10,914
                                                                                             --------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (0.0%)

             MONEY MARKET FUNDS (0.0%)
     1,306   AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.24%(c) (cost: $1)             1
                                                                                             --------

             TOTAL INVESTMENTS (COST: $462,098)                                              $268,544
                                                                                             ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    EQUITY LINKED STRUCTURED NOTES (ELSNs) -- derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. ELSNs typically are offered in limited transactions by financial institutions in either registered or nonregistered form. An investment in ELSNs creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, ELSNs may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

================================================================================

30  | USAA EMERGING MARKETS FUND

================================================================================

    RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR     American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
            dollars.
    GDR     Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in
            U.S. dollars.
    PDR     Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the
            Philippine stock exchange. Dividends are paid in U.S. dollars.
    REIT    Real estate investment trust

o   SPECIFIC NOTES

    (a) Security was fair valued at November 30, 2008, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

    (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2008, was $133,000, which represented 0.1% of the Fund's net assets.

    (c) Rate represents the money market fund annualized seven-day yield at November 30, 2008.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $462,098)            $ 268,544
   Cash                                                                         1,706
   Cash denominated in foreign currencies (cost of $3,276)                      3,215
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                          35
         Nonaffiliated transactions                                               199
      USAA Investment Management Company (Note 7D)                                  1
      Dividends and interest                                                      582
      Securities sold                                                           1,112
                                                                            ---------
         Total assets                                                         275,394
                                                                            ---------
LIABILITIES
   Payables:
      Securities purchased                                                      2,811
      Capital shares redeemed                                                     139
   Unrealized depreciation on foreign currency contracts held, at value             3
   Accrued management fees                                                        223
   Accrued transfer agent's fees                                                   41
   Other accrued expenses and payables                                             69
                                                                            ---------
         Total liabilities                                                      3,286
                                                                            ---------
            Net assets applicable to capital shares outstanding             $ 272,108
                                                                            =========
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $ 472,844
   Accumulated undistributed net investment income                              5,720
   Accumulated net realized loss on investments                               (12,809)
   Net unrealized depreciation of investments                                (193,554)
   Net unrealized depreciation of foreign currency translations                   (93)
                                                                            ---------
   Net assets applicable to capital shares outstanding                      $ 272,108
                                                                            =========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $263,593/24,166 shares outstanding)        $   10.91
                                                                            =========
      Institutional Shares (net assets of $8,515/781 shares outstanding)    $   10.91
                                                                            =========

See accompanying notes to financial statements.

================================================================================

32  | USAA EMERGING MARKETS FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $854)                        $   7,124
   Interest                                                                       131
   Securities lending (net)                                                        31
                                                                            ---------
         Total income                                                           7,286
                                                                            ---------
EXPENSES
   Management fees                                                              2,198
   Administration and servicing fees:
      Fund Shares                                                                 332
      Institutional Shares*                                                         1
   Transfer agent's fees:
      Fund Shares                                                                 810
      Institutional Shares*                                                         1
   Custody and accounting fees:
      Fund Shares                                                                 249
      Institutional Shares*                                                         1
   Postage:
      Fund Shares                                                                  35
   Shareholder reporting fees:
      Fund Shares                                                                  18
   Trustees' fees                                                                   6
   Registration:
      Fund Shares                                                                  33
   Professional fees                                                               38
   Other                                                                           10
                                                                            ---------
         Total expenses                                                         3,732
   Expenses paid indirectly:
      Fund Shares                                                                  (1)
   Expenses reimbursed:
      Institutional Shares*                                                        (1)
                                                                            ---------
         Net expenses                                                           3,730
                                                                            ---------
NET INVESTMENT INCOME                                                           3,556
                                                                            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY Net
   realized loss on:
      Investments (net of foreign taxes withheld of $79)                      (39,416)
      Foreign currency transactions                                              (782)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                            (301,298)
      Foreign currency translations                                               177
                                                                            ---------
         Net realized and unrealized loss                                    (341,319)
                                                                            ---------
   Decrease in net assets resulting from operations                         $(337,763)
                                                                            =========

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2008 (unaudited), and year ended May 31,
2008

--------------------------------------------------------------------------------

                                                                 11/30/2008        5/31/2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                           $   3,556         $  6,641
   Net realized gain (loss) on investments                           (39,416)          67,866
   Net realized loss on foreign currency transactions                   (782)             (29)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                   (301,298)          10,532
      Foreign currency translations                                      177             (121)
                                                                   --------------------------
      Increase (decrease) in net assets resulting
         from operations                                            (337,763)          84,889
                                                                   --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                          -           (6,790)
   Net realized gains:
      Fund Shares                                                          -          (47,823)
                                                                   --------------------------
      Distributions to shareholders                                        -          (54,613)
                                                                   --------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                       (23,396)         146,787
   Institutional Shares*                                              10,821                -
                                                                   --------------------------
      Total net increase (decrease) in net assets from
         capital share transactions                                  (12,575)         146,787
                                                                   --------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 7E):
      Fund Shares                                                          -                8
      Institutional Shares*                                               10                -
                                                                   --------------------------
   Net increase (decrease) in net assets                            (350,328)         177,071
NET ASSETS
   Beginning of period                                               622,436          445,365
                                                                   --------------------------
   End of period                                                   $ 272,108         $622,436
                                                                   ==========================
Accumulated undistributed net investment income:
   End of period                                                   $   5,720         $  2,164
                                                                   ==========================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

34  | USAA EMERGING MARKETS FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

The Fund has two classes of shares: Emerging Markets Fund Shares (Fund Shares) and, effective August 1, 2008, Emerging Markets Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

    1. Securities, including exchange-traded funds (ETFs) and equity linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor

================================================================================

36  | USAA EMERGING MARKETS FUND

================================================================================

        or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

        of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund's assets as of November 30, 2008:

VALUATION INPUTS                                       INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                      $114,452,000
Level 2 - Other Significant Observable Inputs                 154,092,000
Level 3 - Significant Unobservable Inputs                               -
--------------------------------------------------------------------------------
Total                                                        $268,544,000
--------------------------------------------------------------------------------

================================================================================

38  | USAA EMERGING MARKETS FUND

================================================================================

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. The Fund had no repurchase agreements as of November 30, 2008.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2008, custodian and other bank credits reduced the expenses of the Fund Shares by $1,000. For the six-month period ended November 30, 2008, the Fund did not incur any brokerage commission recapture credits.

================================================================================

40  | USAA EMERGING MARKETS FUND

================================================================================

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 1.3% of the total fees

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2008.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2009, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of November 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2008, were $166,165,000 and $149,717,000, respectively.

As of November 30, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

42  | USAA EMERGING MARKETS FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of November 30, 2008, were $2,542,000 and $196,096,000, respectively, resulting in net unrealized depreciation of $193,554,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2008, the Fund received securities-lending income of $31,000, which is net of the 20% income retained by Wachovia. As of November 30, 2008, the Fund did not have any securities on loan; however, the Fund still owned a cash collateral investment pending settlement of broker accounts for recent lending activity.

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2008, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                     SIX-MONTH PERIOD ENDED          YEAR ENDED
                                           11/30/2008                5/31/2008
-------------------------------------------------------------------------------------
                                     SHARES        AMOUNT      SHARES         AMOUNT
                                     ------------------------------------------------
FUND SHARES:
Shares sold                           3,958       $ 65,197     11,817       $ 289,115
Shares issued from reinvested
   dividends                              -              -      2,158          53,812
Shares redeemed                      (5,227)       (88,593)    (8,183)       (196,140)
                                     ------------------------------------------------
Net increase (decrease) from
   capital share transactions        (1,269)      $(23,396)     5,792       $ 146,787
                                     ================================================
INSTITUTIONAL SHARES
   (COMMENCED ON AUGUST 1, 2008):
Shares sold                             782       $ 10,840          -       $       -
Shares issued from reinvested
   dividends                              -              -          -               -
Shares redeemed                          (1)           (19)         -               -
                                     ------------------------------------------------
Net increase (decrease) from
   capital share transactions           781       $ 10,821          -       $       -
                                     ================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating

================================================================================

44  | USAA EMERGING MARKETS FUND

================================================================================

    assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Emerging Markets Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Emerging Markets Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended November 30, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $2,198,000, which is net of a performance adjustment for the Fund Shares of $(26,000). For the Fund Shares, the performance adjustment decreased the base management fee of 1.00% by 0.01%.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with The Boston Company Asset Management, LLC (The Boston Company) and Batterymarch Financial Management, Inc. (Batterymarch), under which The Boston Company and Batterymarch direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays The Boston Company a subadvisory fee in the annual amount of 0.69% of the portion of the Fund's average net assets that The Boston Company manages. For the six-month period ended November 30, 2008, the Manager incurred subadvisory fees, paid or payable to The Boston Company, of $748,000.

    The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.80% for assets up to $100 million; 0.75% for assets over $100 million up to $600 million; and 0.60% for assets over $600 million on the portion of the Fund's average net assets that Batterymarch manages. For the six-month period ended November 30, 2008, the Manager incurred subadvisory fees, paid or payable to Batterymarch, of $867,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of the average net assets of the Fund Shares and Institutional Shares, respectively.

================================================================================

46  | USAA EMERGING MARKETS FUND

================================================================================

    For the six-month period ended November 30, 2008, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $332,000 and $1,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2008, the Fund reimbursed the Manager $4,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

D. EXPENSE LIMITATION -- Through September 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 1.80% and of its average annual net assets, before reductions of any expenses paid indirectly, and reimbursed the Fund Shares for all expenses in excess of that amount. The Manager terminated this agreement effective October 1, 2008. The Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares for its first two fiscal years to 1.13% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all expenses in excess of that amount. These agreements may be modified or terminated at any time. For the six-month period ended November 30, 2008, the Fund Shares and Institutional Shares incurred reimbursable expenses of zero and $1,000, respectively. For the Institutional Shares, $1,000 was receivable from the Manager at November 30, 2008.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    daily at an annualized rate of 0.05% of the Institutional Shares average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2008, the Fund Shares and Institutional Shares, incurred transfer agent's fees, paid or payable to SAS, of $810,000 and $1,000, respectively. For the six-month period ended November 30, 2008, the Institutional Shares recorded a capital contribution of $10,000 from SAS for adjustments related to corrections to shareholder accounts.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of November 30, 2008, the Fund recorded a receivable for capital shares sold of $35,000 for the Target Funds' purchase of Fund shares. As of November 30, 2008, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      0.3%
USAA Target Retirement 2020 Fund                                        0.6
USAA Target Retirement 2030 Fund                                        0.9
USAA Target Retirement 2040 Fund                                        0.9
USAA Target Retirement 2050 Fund                                        0.4

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure

================================================================================

48  | USAA EMERGING MARKETS FUND

================================================================================

    many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               NOVEMBER 30,                      YEAR ENDED MAY 31,
                               -------------------------------------------------------------------------
                                   2008            2008        2007          2006        2005       2004
                               -------------------------------------------------------------------------
Net asset value at
   beginning of period         $  24.47        $  22.67    $  16.82      $  12.59    $  10.06    $  7.24
                               -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income            .15             .29         .14           .13         .13        .07
   Net realized and
      unrealized gain (loss)     (13.71)           3.99        5.93          4.21        2.47       2.75
                               -------------------------------------------------------------------------
Total from investment
   operations                    (13.56)           4.28        6.07          4.34        2.60       2.82
                               -------------------------------------------------------------------------
Less distributions from:
   Net investment income              -            (.29)       (.22)         (.11)       (.07)         -
   Realized capital gains             -           (2.19)          -             -           -          -
                               -------------------------------------------------------------------------
Total distributions                   -           (2.48)       (.22)         (.11)       (.07)         -
                               -------------------------------------------------------------------------
Net asset value at end
   of period                   $  10.91        $  24.47    $  22.67      $  16.82    $  12.59    $ 10.06
                               =========================================================================
Total return (%)*                (55.41)          18.78       36.23(a)      34.52       25.82      38.95
Net assets at end
   of period (000)             $263,593        $622,436    $445,365      $314,876    $152,351    $95,080
Ratios to average
   net assets:**
   Expenses (%)(b),(c)             1.69(d)         1.51        1.65(a)       1.61        1.80       1.92
   Net investment income (%)       1.61(d)         1.22         .88          1.31        1.42        .92
Portfolio turnover (%)               34              64         109            48          36         76

  *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 **  For the six-month period ended November 30, 2008, average net assets were
     $438,775,000. (a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b)  Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)       (.00%)(+)   (.01%)        (.02%)      (.02%)     (.03%)
     (+) Represents less than 0.01% of average net assets.
(c)  Effective March 1, 2004, through September 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 1.80%
     of the Fund Shares' average net assets. From June 1, 2003, through February
     29, 2004, the voluntary expense ratio limit was 2.10% of the Fund Shares'
     average annual net assets.
(d)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

50  | USAA EMERGING MARKETS FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                    PERIOD ENDED
                                                                    NOVEMBER 30,
                                                                       2008***
                                                                    ------------
Net asset value at beginning of period                                 $21.26
                                                                       ------
Income (loss) from investment operations:
   Net investment income(a)                                               .07
   Net realized and unrealized loss(a)                                 (10.42)
                                                                       ------
Total from investment operations(a)                                    (10.35)
                                                                       ------
Net asset value at end of period                                       $10.91
                                                                       ======
Total return (%)*                                                      (48.68)
Net assets at end of period (000)                                      $8,515
Ratios to average net assets:**
   Expenses (%)(b),(c)                                                   1.13
   Expenses, excluding reimbursements (%)(b),(c)                         1.18
   Net investment income (%)(c)                                          1.76
Portfolio turnover (%)                                                     34

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the period ended November 30, 2008, average net assets were $4,185,000. *** Institutional Shares were initiated on August 1, 2008. (a) Calculated using average shares. For the period ended November 30, 2008, average shares were 349,000.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

EXPENSE EXAMPLE

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2008, through November 30, 2008, for Fund Shares or the period of August 1, 2008, through November 30, 2008, for Institutional Shares.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

52  | USAA EMERGING MARKETS FUND

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                     BEGINNING              ENDING             DURING PERIOD**
                                   ACCOUNT VALUE         ACCOUNT VALUE          JUNE 1, 2008* -
                                   JUNE 1, 2008*       NOVEMBER 30, 2008       NOVEMBER 30, 2008
                                   -------------------------------------------------------------
FUND SHARES
Actual                               $1,000.00             $  445.90                 $6.13

Hypothetical
 (5% return before expenses)          1,000.00              1,016.60                  8.54

INSTITUTIONAL SHARES*
Actual                                1,000.00                513.20                  2.79

Hypothetical
 (5% return before expenses)          1,000.00              1,012.62                  3.71

 * For Institutional Shares the beginning of the period was the initiation date of August 1, 2008.
** Expenses are equal to the annualized expense ratio of 1.69% for Fund Shares and 1.13% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days for Fund Shares (to reflect the one-half-year period) or 119 days/365 days for Institutional Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of (55.41)% for Fund Shares and (48.68)% for Institutional Shares for the period of June 1, 2008, through November 30, 2008, for Fund Shares and August 1, 2008, through November 30, 2008, for Institutional Shares.

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================
TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       activity, and fund prices; or exchange or
                                     redeem fund shares.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    25559-0109                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2008

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    01/22/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/26/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/26/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.